Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entities
Summary of financial information about the Company's VIEs
The following table presents summarized financial information about the Company’s variable interest entities as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Included in Consolidated Balance Sheets(1):
Current assets	$356,704	$356,037
Non-current assets	2,250,920	2,371,221
Current liabilities	450,306	487,528
Non-current liabilities	1,400,710	1,351,734
Equity attributable to Curaleaf Holdings, Inc.	581,132	711,380

(1) NCI and OCI are excluded above, thus total assets do not equal total liabilities plus equity.
The following table presents summarized financial information about the Company’s variable interest entities for the years ended December 31, 2024 and 2023:

	Years Ended
	December 31, 2024	December 31, 2023
Included in Consolidated Statements of Operations:
Revenues, net	$1,235,580	$1,282,701
Net income (loss) attributable to Curaleaf Holdings, Inc.	197,611	211,467